Equity Incentive Plan (Tables) - Groop Internet Platform Inc [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Stock Option Activity
A summary of the Company’s stock option activity to employees, directors and service providers and related information is as follows:

	Three months ended March 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at the beginning of the period	18,097,815	0.80	6.76	134,094
Granted	743,156	8.21
Exercised	(603,914)	1.32
Forfeited	(45,537)	1.33

Outstanding at the end of the period	18,191,520	1.08	6.57	178,736

Exercisable at the end of the period	11,847,077	0.56	5.40	122,569

A summary of the Company’s stock option activity to employees, directors and service providers and related information is as follows:

	Year ended December 31, 2020
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at beginning of year	13,841,065	0.61	7.37	10,655
Granted	5,152,687	1.37
Exercised	(167,315)	0.56
Forfeited	(728,622)	1.22

Outstanding at end of year	18,097,815	0.80	6.76	134,094

Exercisable at end of year	11,161,876	0.52	5.51	85,856

Summary of Stock-based Compensation Expense
The following table sets forth the total stock-based compensation expense included in the respective components of operating expenses in the consolidated statements of comprehensive loss:

	Three months ended March 31,
	2021	2020
Research and development	$172	$29
Clinical Operations	71	4
Sales and Marketing	877	165
General and administrative	393	203

Total stock-based compensation expense	$1,513	$401

The following table sets forth the total stock-based compensation expense included in the respective components of operating expenses in the consolidated statements of comprehensive loss:

	Year ended December 31,
	2020	2019
Research and development	$229	$768
Clinical Operations	102	401
Sales and Marketing	1,568	182
General and administrative	1,078	2,053

Total stock-based compensation expense	$2,977	$3,404